Segment Reporting and Geographic Information: (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 26, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)
Segment Reporting Information [Line Items]
Loss from operations	$ 0	$ (232,904)		$ 0
Hman Group holdings Inc and subsidiaries
Segment Reporting Information [Line Items]
Number of Reportable segments | segment			3
Total revenues			$ 1,368,295,000		$ 1,214,362,000	$ 974,175,000
Loss from operations			65,766,000		7,695,000	27,443,000
Hman Group holdings Inc and subsidiaries | Hardware and Protective Solutions
Segment Reporting Information [Line Items]
Total revenues			1,024,392,000		853,016,000	636,717,000
Loss from operations			67,313,000		14,204,000	18,555,000
Hman Group holdings Inc and subsidiaries | Robotics and Digital Solutions
Segment Reporting Information [Line Items]
Total revenues			209,287,000		236,086,000	196,043,000
Loss from operations			3,177,000		3,385,000	17,705,000
Hman Group holdings Inc and subsidiaries | Canada
Segment Reporting Information [Line Items]
Total revenues			134,616,000		125,260,000	141,415,000
Loss from operations			$ (4,724,000)		$ (9,894,000)	$ (8,817,000)